Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Expenses [Abstract]
Schedule of Accrued Expenses

	December 31, 2019	December 31, 2018
Accrued voyage expenses	$2,643	$1,067
Accrued loan interest	10,468	9,838
Accrued legal and professional fees	1,226	2,300
Total accrued expenses	$14,337	$13,205